Property and Equipment Component of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 69,977	$ 59,063
Accumulated Depreciation	(28,184)	(22,121)
Total property and equipment	41,793	36,942
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	49,059	35,690
Lab Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,615	1,585
Computers
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,067	3,937
Software
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,566	5,399
Office Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,468	1,140
Leasehold Improvement
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	927	810
Construction in Process
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,275	10,502
UNITED STATES
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	19,267	21,892
Non-US [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 50,710	$ 37,171